Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Debt
Debt outstanding consists of the following:

	December 31,
	2023	2022
Revolver	$32,000	$47,838
Paycheck Protection Program Loan	194	192
Less revolver issuance costs	(252)	—
Loans payable, current	31,942	48,030

Convertible Note (a)	50,585	—
Embedded derivative (b)	14,308	—
Less issuance costs on convertible debt	(116)	—
Paycheck Protection Program Loan	82	276
Loans payable, non-current (Note 13 & 14)	64,859	276

Loans payable, related parties, non-current	4,670	4,445
	$101,471	$52,751
(a) The Convertible Note balance at December 31, 2023 is comprised of the Convertible Note's initial measurement at $50,260, which represents the gross proceeds received less fair value of the embedded derivative, $169 of accrued PIK interest for which the Notes will be issued in 2024 and accretion of discount on issuance of $156.
(b) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value as at December 31, 2023.

Schedule of Maturities of Long-Term Debt
The following table summarizes the debt maturities for the Convertible Note, the Revolver and the Paycheck Protection Program Loan (in thousands):

2024	$194
2025	82
2026	—
2027	—
2028 (1) (2)	97,169
Thereafter	—
$97,445
(1) The Company classifies the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs. However, in the table above, the Revolver has been reflected at its maturity date in 2028.
(2) Debt maturing in 2028 also includes the Convertible Note with a maturity value of $65,000 and accrued PIK interest at December 31, 2023 of $169.

Fair Value Measurement Inputs and Valuation Techniques
The fair value of the Embedded Derivative was calculated using a with and without method on the date of issuance (December 13, 2023) and at the end of each reporting period (December 31, 2023) using a Monte Carlo simulation model with the following assumptions -

	December 13, 2023	December 31, 2023	Relationship of significant unobservable input to fair value
Expected volatility	54.0%	56.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	4.0%	3.8%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative